Leases (Details) $ in Thousands	Nov. 19, 2021 USD ($)
Leases [Line Items]
Increase bears interest rate	1.00%
Letter of Credit [Member]
Leases [Line Items]
Letter of credit amount	$ 131
Letter of credit extended period	1 year